INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Distribution software	$ 38,980	$ 37,914
Patents acquired from related party (Note 12)	12,483	21,232
Total intangible assets	514,463	59,146
Less: Accumulated amortization	12,587	4,234
Intangible assets, net	$ 38,876	$ 54,912